Short-Term Loans	10 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term loans

Note 7 — Short-term loans

The Company has entered into a short-term loan agreement with the BVF Shareholders, pursuant to which Biotechnology Value Fund, L.P., Biotechnology Value Fund II, L.P., and Biotechnology Value Trading Fund OS, L.P. loaned USD 8,139,000, USD 5,946,000, and USD 915,000, respectively (USD 15,000,000 in aggregate), for the financing of general corporate purposes of MoonLake, including product and technology development, operations, sales and marketing, management expenses, and salaries. BVF Shareholders are deemed to be related parties to the Company.

The loans are subordinated to all current and future claims of creditors of the Company, interest-free and must be repaid by MoonLake prior to the earlier of (i) as soon as practicable after the closing date of the Business Combination, but no later than two (2) business days, and (ii) June 30, 2022. The loans may be repaid in whole or in part by MoonLake at any time on or prior to the Maturity Date. As of the date hereof, the entire principal loan amount remains outstanding.